Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share

Note 14 - Loss Per Share

Basic loss per share is computed using the weighted average number of shares outstanding. Diluted loss per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The following table sets forth the computation of basic and diluted loss per share:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Numerator:
Net loss	$(425,126)	$(330,683)
Denominator:
Weighted-average shares outstanding-Basic and diluted	229,000,001	206,846,971
Loss per share
-Basic and diluted	$(0.0019)	$(0.0016)

Note 13 - Loss Per Share

Basic loss per share is computed using the weighted average number of shares outstanding. Diluted loss per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The following table sets forth the computation of basic and diluted loss per share:

	Year ended Dec 31, 2021	Year ended Dec 31, 2020

Numerator:
Net loss	$(330,683)	$(9,002)
Denominator:
Weighted-average shares outstanding-Basic and diluted	206,846,971	27
Loss per share
-Basic and diluted	$(0.0016)	$(333.4074)